Other Income and Other Expenses - Summary of Other Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Foreign currency gain	₩ 1,398,181	₩ 3,098,553	₩ 1,210,689
Gain on disposal of property, plant and equipment	34,961	25,737	19,367
Gain on disposal of intangible assets	1,989		196
Reversal of impairment loss on property, plant and equipment	7	3,181	1,121
Reversal of impairment loss on intangible assets	242	1,975	1,152
Rental income	2,271	2,806	1,978
Others	34,607	53,585	17,632
Other income	₩ 1,472,258	₩ 3,185,837	₩ 1,252,135